UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place, 7th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2011–June 30, 2012

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

Effective November 1, 2011, Legg Mason Western Asset Government Securities Fund was renamed Legg Mason Western Asset Mortgage Backed Securities Fund.

Effective June 30, 2012, Western Asset Emerging Markets Debt Portfolio was renamed Western Asset Emerging Markets Debt Fund.

Effective August 1, 2012, the funds listed below were renamed as shown in the table:

Former Name	Current Name
Legg Mason Western Asset High Income Fund	Western Asset High Income Fund
Legg Mason Western Asset Strategic Income Fund	Western Asset Global Strategic Income Fund
Legg Mason Western Asset Corporate Bond Fund	Western Asset Corporate Bond Fund
Legg Mason Western Asset Global High Yield Bond Fund	Western Asset Global High Yield Bond Fund
Legg Mason Western Asset Mortgage Backed Securities Fund	Western Asset Mortgage Backed Securities Fund
Legg Mason Western Asset California Municipals Fund	Western Asset California Municipals Fund
Legg Mason Western Asset Intermediate Maturity California Municipals Fund	Western Asset Intermediate Maturity California Municipals Fund
Legg Mason Western Asset Intermediate Maturity New York Municipals Fund	Western Asset Intermediate Maturity New York Municipals Fund
Legg Mason Western Asset Intermediate-Term Municipals Fund	Western Asset Intermediate-Term Municipals Fund
Legg Mason Western Asset Managed Municipals Fund	Western Asset Managed Municipals Fund
Legg Mason Western Asset Massachusetts Municipals Fund	Western Asset Massachusetts Municipals Fund
Legg Mason Western Asset Municipal High Income Fund	Western Asset Municipal High Income Fund
Legg Mason Western Asset New Jersey Municipals Fund	Western Asset New Jersey Municipals Fund
Legg Mason Western Asset New York Municipals Fund	Western Asset New York Municipals Fund
Legg Mason Western Asset Oregon Municipals Fund	Western Asset Oregon Municipals Fund
Legg Mason Western Asset Pennsylvania Municipals Fund	Western Asset Pennsylvania Municipals Fund
Legg Mason Western Asset Adjustable Rate Income Fund	Western Asset Adjustable Rate Income Fund
Legg Mason Western Asset Short Duration Municipal Income Fund	Western Asset Short Duration Municipal Income Fund
Legg Mason Western Asset Short-Term Bond Fund	Western Asset Short Term Bond Fund

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04254

Reporting Period: 07/01/2011 - 06/30/2012

Legg Mason Partners Income Trust

============= Legg Mason Western Asset Adjustable Rate Income Fund =============

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: JUL 15, 2011   Meeting Type: SPECIAL

Record Date:  JUL 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxy to Assign Power of Attorney to    FOR       FOR          Management

      New Board of Directors

--------------------------------------------------------------------------------

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: AUG 31, 2011   Meeting Type: SPECIAL

Record Date:  AUG 30, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxies for the Power of Attorney and   FOR       FOR          Management

      approval of board compensation

============= Legg Mason Western Asset California Municipals Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Legg Mason Western Asset Core Bond Fund ====================

ROYAL BANK OF SCOTLAND GROUP PLC

Ticker:       RBS            Security ID:  780097AU5

Meeting Date: MAY 30, 2012   Meeting Type: ANNUAL

Record Date:  MAY 17, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  To receive and approve the report and   FOR       FOR          Management

1     accounts.

Item  To approve the remuneration report.     FOR       FOR          Management

2

Item  To elect Alison Davis as a director     FOR       FOR          Management

3

Item  To elect Tony Di Iorio as a director    FOR       FOR          Management

4

Item  To elect Baroness Noakes as a director  FOR       FOR          Management

5

Item  To re-elect Sandy Crombie as a director FOR       FOR          Management

6

Item  To re-elect Philip Hampton as a         FOR       FOR          Management

7     director

Item  To re-elect Stephen Hester as a         FOR       FOR          Management

8     director

Item  To re-elect Penny Hughes as a director  FOR       FOR          Management

9

Item  To re-elect Joe MacHale as a director   FOR       FOR          Management

10

Item  To re-elect Brendan Nelson as a         FOR       FOR          Management

11    director

Item  To re-elect Art Ryan as a director      FOR       FOR          Management

12

Item  To re-elect Bruce Van Saun as a         FOR       FOR          Management

13    director

Item  To re-elect Philip Scott as a director  FOR       FOR          Management

14

Item  To re-appoint Deloitte LLP as auditors. FOR       FOR          Management

15

Item  To authorize the Group Audit Committee  FOR       FOR          Management

16    to fix the remuneration of the

      auditors.

Item  To renew the directors' authority to    FOR       FOR          Management

17    allot securities.

Item  To renew the directors' authority to    FOR       FOR          Management

18    allot shares on a non pre-emptive

      basis.

Item  The sub-divide and consolidate the      FOR       FOR          Management

19    ordinary share capital.

Item  To amend the articles of association.   FOR       FOR          Management

20

Item  To renew authority to grant rights to   FOR       FOR          Management

21    converts B shares.

Item  To renew authority to grant rights to   FOR       FOR          Management

22    converts B shares on a non-pre-emptive

      basis.

Item  To amend the rules of the Sharesave     FOR       FOR          Management

23    Plans.

Item  To permit the holding of General        FOR       FOR          Management

24    Meetings at 14 days' notice.

Item  To authorize political donations and    FOR       FOR          Management

25    expenditure.

================= Legg Mason Western Asset Core Plus Bond Fund =================

ROYAL BANK OF SCOTLAND GROUP PLC

Ticker:       RBS            Security ID:  780097AU5

Meeting Date: MAY 30, 2012   Meeting Type: ANNUAL

Record Date:  MAY 17, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  To receive and approve the report and   FOR       FOR          Management

1     accounts.

Item  To approve the remuneration report.     FOR       FOR          Management

2

Item  To elect Alison Davis as a director     FOR       FOR          Management

3

Item  To elect Tony Di Iorio as a director    FOR       FOR          Management

4

Item  To elect Baroness Noakes as a director  FOR       FOR          Management

5

Item  To re-elect Sandy Crombie as a director FOR       FOR          Management

6

Item  To re-elect Philip Hampton as a         FOR       FOR          Management

7     director

Item  To re-elect Stephen Hester as a         FOR       FOR          Management

8     director

Item  To re-elect Penny Hughes as a director  FOR       FOR          Management

9

Item  To re-elect Joe MacHale as a director   FOR       FOR          Management

10

Item  To re-elect Brendan Nelson as a         FOR       FOR          Management

11    director

Item  To re-elect Art Ryan as a director      FOR       FOR          Management

12

Item  To re-elect Bruce Van Saun as a         FOR       FOR          Management

13    director

Item  To re-elect Philip Scott as a director  FOR       FOR          Management

14

Item  To re-appoint Deloitte LLP as auditors. FOR       FOR          Management

15

Item  To authorize the Group Audit Committee  FOR       FOR          Management

16    to fix the remuneration of the

      auditors.

Item  To renew the directors' authority to    FOR       FOR          Management

17    allot securities.

Item  To renew the directors' authority to    FOR       FOR          Management

18    allot shares on a non pre-emptive

      basis.

Item  The sub-divide and consolidate the      FOR       FOR          Management

19    ordinary share capital.

Item  To amend the articles of association.   FOR       FOR          Management

20

Item  To renew authority to grant rights to   FOR       FOR          Management

21    converts B shares.

Item  To renew authority to grant rights to   FOR       FOR          Management

22    converts B shares on a non-pre-emptive

      basis.

Item  To amend the rules of the Sharesave     FOR       FOR          Management

23    Plans.

Item  To permit the holding of General        FOR       FOR          Management

24    Meetings at 14 days' notice.

Item  To authorize political donations and    FOR       FOR          Management

25    expenditure.

================= Legg Mason Western Asset Corporate Bond Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Legg Mason Western Asset Global High Yield Bond Fund =============

CHARTER COMMUNICATIONS INC

Ticker:       CHTR           Security ID:  16117M305

Meeting Date: MAY 01, 2012   Meeting Type: ANNUAL

Record Date:  APR 18, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Elect directors.                        FOR       FOR          Management

1

Item  Proposal to ratify the appointment of   FOR       FOR          Management

2     KPMG LLP as the independt registered

      public accounting firm for year 2012.

--------------------------------------------------------------------------------

CITADEL BROADCASTING CORPORATION

Ticker:       CDELB          Security ID:  17285T205

Meeting Date: SEP 15, 2011   Meeting Type: SPECIAL

Record Date:  AUG 31, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Proposal to adopt the agreement and     FOR       FOR          Management

1     plan of merger.

Item  Proposal to approve the adjournment of  FOR       FOR          Management

2     the special meeting.

Item  Elect Director.                         FOR       FOR          Management

3.1

Item  Proposal to approve on a non-binding,   FOR       Against      Management

4     advisory basis.

Item  Proposal to ratify the appointment of   FOR       FOR          Management

5     Deloitte & Touche LLP to serve as

      independent registered public

      accountants for year 2011.

--------------------------------------------------------------------------------

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: JUL 15, 2011   Meeting Type: SPECIAL

Record Date:  JUL 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxy to Assign Power of Attorney to    FOR       FOR          Management

      New Board of Directors

--------------------------------------------------------------------------------

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: AUG 31, 2011   Meeting Type: SPECIAL

Record Date:  AUG 30, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxies for the Power of Attorney and   FOR       FOR          Management

      approval of board compensation

--------------------------------------------------------------------------------

HORIZON LINES INC

Ticker:       HRZ            Security ID:  44044K101

Meeting Date: DEC 02, 2011   Meeting Type: SPECIAL

Record Date:  DEC 01, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Proposal to amend the company's         FOR       FOR          Management

1     amended and restated Certificate of

      Incorporation to effect a 1-for-25

      reverse stock split of the common

      stock.

Item  Proposal to increase the number of      FOR       FOR          Management

2     authorized shares of common stock from

      100,000,000 to 2,500,000,000.

Item  Proposal to authorize the issurance of  FOR       FOR          Management

3     warrants in lieu of cash or redemtpion

      notes in consideratioin for "Excess

      Shares" to faciliate compliance with

      the Jones Act.

Item  Proposal to transact any other          FOR       FOR          Management

4     business as may properly come before

      the Special Meeting or any adjournment

      or postponement of the Special Meeting.

--------------------------------------------------------------------------------

HORIZON LINES INC

Ticker:       HRZL           Security ID:  44044K309

Meeting Date: JUN 07, 2012   Meeting Type: ANNUAL

Record Date:  MAY 14, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Elect directors.                        FOR       FOR          Management

1

Item  Proposal to approve the ratification    FOR       FOR          Management

2     of Ernst & Young LLP as the

      independent registered public

      accounting firm for year 2012.

Item  Proposal to an advisory resolution to   FOR       FOR          Management

3     approve executive compensation.

========== Legg Mason Western Asset Global Inflation Management Fund ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Legg Mason Western Asset High Income Fund ===================

CITADEL BROADCASTING CORPORATION

Ticker:       CDELB          Security ID:  17285T205

Meeting Date: SEP 15, 2011   Meeting Type: SPECIAL

Record Date:  AUG 31, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Proposal to adopt the agreement and     FOR       FOR          Management

1     plan of merger.

Item  Proposal to approve the adjournment of  FOR       FOR          Management

2     the special meeting.

Item  Elect Director.                         FOR       FOR          Management

3.1

Item  Proposal to approve on a non-binding,   FOR       Against      Management

4     advisory basis.

Item  Proposal to ratify the appointment of   FOR       FOR          Management

5     Deloitte & Touche LLP to serve as

      independent registered public

      accountants for year 2011.

--------------------------------------------------------------------------------

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: JUL 15, 2011   Meeting Type: SPECIAL

Record Date:  JUL 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxy to Assign Power of Attorney to    FOR       FOR          Management

      New Board of Directors

--------------------------------------------------------------------------------

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: AUG 31, 2011   Meeting Type: SPECIAL

Record Date:  AUG 30, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxies for the Power of Attorney and   FOR       FOR          Management

      approval of board compensation

--------------------------------------------------------------------------------

GEORGIA GULF CORP

Ticker:       GGC            Security ID:  US3732003021

Meeting Date: MAY 22, 2012   Meeting Type: ANNUAL

Record Date:  MAY 09, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Elect directors.                        FOR       FOR          Management

1.1-1

Item  Proposal to the compensation of the     FOR       FOR          Management

2     company's named executive officers.

Item  Proposal to ratify the appointment of   FOR       FOR          Management

3     Ernest & Young LLP to serve as the

      independent registered public

      accounting firm for year 2012.

--------------------------------------------------------------------------------

HORIZON LINES INC

Ticker:       HRZ            Security ID:  44044K101

Meeting Date: DEC 02, 2011   Meeting Type: SPECIAL

Record Date:  DEC 01, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Proposal to amend the company's         FOR       FOR          Management

1     amended and restated Certificate of

      Incorporation to effect a 1-for-25

      reverse stock split of the common

      stock.

Item  Proposal to increase the number of      FOR       FOR          Management

2     authorized shares of common stock from

      100,000,000 to 2,500,000,000.

Item  Proposal to authorize the issurance of  FOR       FOR          Management

3     warrants in lieu of cash or redemtpion

      notes in consideratioin for "Excess

      Shares" to faciliate compliance with

      the Jones Act.

Item  Proposal to transact any other          FOR       FOR          Management

4     business as may properly come before

      the Special Meeting or any adjournment

      or postponement of the Special Meeting.

========== Legg Mason Western Asset Intermediate Maturity California  ==========

==========                      Municipals Fund                       ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Legg Mason Western Asset Intermediate Maturity New York  ===========

===========                     Municipals Fund                      ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Legg Mason Western Asset Intermediate-Term Municipals Fund ==========

GEORGIA GULF CORP

Ticker:       GGC            Security ID:  US3732003021

Meeting Date: MAY 22, 2012   Meeting Type: ANNUAL

Record Date:  MAY 09, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Elect directors.                        FOR       FOR          Management

1.1-1

Item  Proposal to the compensation of the     FOR       FOR          Management

2     company's named executive officers.

Item  Proposal to ratify the appointment of   FOR       FOR          Management

3     Ernest & Young LLP to serve as the

      independent registered public

      accounting firm for year 2012.

--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP

Ticker:       TNSUTL         Security ID:  880443BL9

Meeting Date: JAN 06, 2012   Meeting Type: CONSENT

Record Date:  DEC 29, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   To Consent Proposed Amendments          N/A       N/A          Management

      (Indenture and Gas Purchase Agreement )

--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP

Ticker:       TNSUTL         Security ID:  880443BR6

Meeting Date: JAN 06, 2012   Meeting Type: CONSENT

Record Date:  DEC 29, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   To Consent Proposed Amendments          N/A       N/A          Management

      (Indenture and Gas Purchase Agreement )

--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP

Ticker:       TNSUTL         Security ID:  880443BQ8

Meeting Date: JAN 06, 2012   Meeting Type: CONSENT

Record Date:  DEC 29, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   To Consent Proposed Amendments          N/A       N/A          Management

      (Indenture and Gas Purchase Agreement )

--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP

Ticker:       TNSUTL         Security ID:  880443BM7

Meeting Date: JAN 06, 2012   Meeting Type: CONSENT

Record Date:  DEC 29, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   To Consent Proposed Amendments          N/A       N/A          Management

      (Indenture and Gas Purchase Agreement )

=============== Legg Mason Western Asset Managed Municipals Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Legg Mason Western Asset Massachusetts Municipals Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Legg Mason Western Asset Municipal High Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Legg Mason Western Asset New Jersey Municipals Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== Legg Mason Western Asset New York Municipals Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Legg Mason Western Asset Oregon Municipals Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Legg Mason Western Asset Pennsylvania Municipals Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Legg Mason Western Asset Short Duration Municipal Income  ===========

==========                           Fund                            ===========

TENNESSEE ENERGY ACQUISITION CORP

Ticker:       TNSUTL         Security ID:  880443BG0

Meeting Date: JAN 06, 2012   Meeting Type: CONSENT

Record Date:  DEC 29, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   To Consent Proposed Amendments          N/A       N/A          Management

      (Indenture and Gas Purchase Agreement )

================ Legg Mason Western Asset Short-Term Bond Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Legg Mason Western Asset Strategic Income Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Emerging Markets Debt Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Mortgage Backed Securities Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Short Term Yield Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 21, 2012